Stock-based Compensation - Tax Benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based Compensation
Associated tax benefit	$ 1.4	$ 1.1	$ 0.4